12. SEGMENT REPORTING (Tables)	9 Months Ended
Sep. 30, 2012
Segment Reporting Tables
Operating segments

Financial information about the Company's operating segments for the three and nine months ended September 30, 2012 and 2011 are as follows:

Three Months Ended September 30,
	2012	2011
	(Unaudited)	(Unaudited)
Air Industries Machining
Net Sales	$9,587,000	$10,325,000
Gross Profit	1,788,000	2,015,000
Pre Tax Income	996,000	889,000
Assets	23,946,000	28,677,000

Nassau Tool Works
Net Sales	3,080,000	-
Gross Profit	1,196,000	-
Pre Tax Income	499,000	-
Assets	13,863,000	-

Welding Metallurgy
Net Sales	2,891,000	2,930,000
Gross Profit	850,000	820,000
Pre Tax Income	140,000	430,000
Assets	8,986,000	8,491,000

Corporate
Net Sales	-	-
Gross Profit	-	-
Pre Tax Loss	(634,000)	(586,000)
Assets	15,478,000	8,840,000

Consolidated
Net Sales	15,558,000	13,255,000
Gross Profit	3,834,000	2,835,000
Pre Tax Income	1,001,000	733,000
Provision for Taxes	387,000	31,000
Net Income	614,000	702,000
Elimination of Assets	(12,082,000)	(8,326,000)
Assets	50,191,000	37,682,000

Nine Months Ended September 30,
	2012	2011
	(Unaudited)	(Unaudited)
Air Industries Machining
Net Sales	$33,314,000	$31,063,000
Gross Profit	6,227,000	5,649,000
Pre Tax Income	3,291,000	2,588,000
Assets	23,946,000	28,677,000

Nassau Tool Works
Net Sales	3,592,000	-
Gross Profit	1,394,000	-
Pre Tax Income	655,000	-
Assets	13,863,000	-

Welding Metallurgy
Net Sales	9,929,000	7,915,000
Gross Profit	2,919,000	2,217,000
Pre Tax Income	994,000	1,022,000
Assets	8,986,000	8,491,000

Corporate
Net Sales	-	-
Gross Profit	-	-
Pre Tax Loss	(2,149,000)	(1,991,000)
Assets	15,478,000	8,840,000

Consolidated
Net Sales	46,835,000	38,978,000
Gross Profit	10,540,000	7,866,000
Pre Tax Income	2,791,000	1,619,000
Provision for Taxes	1,036,000	57,000
Net Income	1,755,000	1,562,000
Elimination of Assets	(12,082,000)	(8,326,000)
Assets	50,191,000	37,682,000